UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

790 E. Colorado Blvd., 9th Floor
Pasadena, California 91101
 (Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
790 E. Colorado Blvd., 9th Floor
Pasadena, California 91101
 (Name and address of agent for service)

Registrant's telephone number, including area code: (818) 813-1351

Date of fiscal year end: September 30
Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2014

Vericimetry Funds
TABLE OF CONTENTS
September 30, 2014

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	17
Financial Highlights	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	26
Expense Example	27
Other Information	28
Trustees and Officers	29

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds
LETTER TO SHAREHOLDERS
September 30, 2014 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ended September 30, 2014.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow. (1)

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely

Dr. Glenn S. Freed and Dr. Mendel Fygenson

Co-Chief Executive Officers

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

(1)
Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds
MANAGER’S DISCUSSION AND ANALYSIS
September 30, 2014 (Unaudited)

The Vericimetry U.S. Small Cap Value Fund (the “Fund”) presents the results of its fiscal year, which ended on September 30, 2014. The fiscal year under review provides an excellent business cycle through which the Fund’s investment approach can be examined. The Fund targets size and value risk premiums in U.S. securities and aims to deliver a well-diversified portfolio. Importantly, the securities in the Fund’s portfolio provide a smaller, deeper and purer value exposure to U.S. securities than its benchmark – the Russell 2000 Value Index (the “Benchmark”). The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns described in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

The Fund had positive absolute returns for three of the four fiscal quarters in the fiscal year ending September 30, 2014. On a relative basis, the Fund outperformed the Benchmark for two of the four fiscal quarters. Overall, the Fund’s fiscal-year annual return was positive on both an absolute and relative basis, gaining 6.70% versus 4.12% for the Benchmark. For most of the year, the Fund was almost fully invested and had a well-diversified portfolio, with over 1,000 holdings. All of the Fund’s individual equity positions were under 0.59% in portfolio weight at fiscal year-end.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (shown below). The broad market had strong positive returns, as illustrated by the Russell 3000 Index. Large cap stocks, represented by the Russell 1000 Index, had substantially higher returns than small cap stocks, represented by the Russell 2000 Indices. This size differential had a negative impact on the Fund’s relative returns, since the Fund had a greater exposure to the smaller cap segment of the market.

Within the Russell small/microcap universe, value indices had higher returns than growth indices, which provided a modest positive contribution to Fund’s performance. The Fund’s deeper and purer multifactor design approach to value was rewarded during the fiscal period to counterbalance the size deficit observed in the Russell indices returns.

The Fund’s greater weighting health care and information technology stocks contributed to its higher performance relative to the Benchmark. The Fund’s relative performance was negatively impacted by gains in real estate investment trusts (“REITs”) and the utility stocks. The Fund does not hold REITs by design, so investors can consider REITs a separate asset class. The Fund does not invest in utility stocks due to the regulated nature of the industry, which we believe diminishes the risk and return profile. The Russell indices do hold REITs and utility stocks, with the Russell 2000 Value Index having a REIT weight above 10% and utility stocks weight above 5%. Both REITs and utilities had strong returns during this fiscal year, diminishing the Fund’s performance compared to its Benchmark.

Returns for the Fiscal Year Ended September 30, 2014

Russell 3000® Index (broad market)	17.76%
Russell 1000® Index (large cap)	19.01%
Russell 2000® Index (small cap)	3.94%
Russell Microcap® Index (microcap)	2.80%
Russell 2000® Value Index	4.12%
Russell 2000® Growth Index	3.79%
Russell Microcap® Value Index	3.51%
Russell Microcap® Growth Index	1.51%

Source: Russell Investment Group

Vericimetry Funds
PERFORMANCE SUMMARY (Unaudited)
September 30, 2014

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000 Value Index*

Total Returns For the periods ended September 30, 2014
	One Year	Average Annual Since Inception **
Vericimetry U.S. Small Cap Value Fund	6.70%	19.54%
Russell 2000 Value Index	4.12%	15.62%

*
The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

**	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund’s net expense ratio of 0.60% and gross expense ratio of 1.17% are reflective of the information disclosed in the Fund’s prospectus dated January 31, 2014 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2015 in order to keep the Fund’s net annual operating expenses (excluding certain non-operating expenses) from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS – 96.5%
BASIC MATERIALS – 4.0%
A Schulman, Inc.	8,400	$303,744
Aceto Corp.1	3,765	72,740
Allied Nevada Gold Corp.*, 1	29,000	95,990
Century Aluminum Co.*	32,400	841,428
Clearwater Paper Corp.*, 1	700	42,077
Codexis, Inc.*, 1	21,300	49,629
Commercial Metals Co.	26,000	443,820
Domtar Corp.	1,700	59,721
Friedman Industries, Inc.1	3,500	27,825
Hawkins, Inc.1	1,790	64,368
Horsehead Holding Corp.*, 1	10,400	171,912
Kaiser Aluminum Corp.1	9,093	693,068
KMG Chemicals, Inc.1	3,391	55,206
Kraton Performance Polymers, Inc.*, 1	8,400	149,604
Kronos Worldwide, Inc.1	28,200	388,596
Landec Corp.*, 1	8,000	98,000
Materion Corp.1	4,800	147,216
Noranda Aluminum Holding Corp.	20,710	93,609
Northern Technologies International Corp.*, 1	2,300	48,691
Oil-Dri Corp. of America1	200	5,214
Olin Corp.1	18,300	462,075
OM Group, Inc.1	9,400	243,930
Penford Corp.*	3,600	47,412
PH Glatfelter Co.1	11,667	256,091
Resolute Forest Products, Inc.*, 1	14,200	222,088
Schnitzer Steel Industries, Inc. - Class A1	7,400	177,970
Sensient Technologies Corp.1	9,700	507,795
Shiloh Industries, Inc.*	3,320	56,473
Stillwater Mining Co.*, 1	30,600	459,918
Universal Stainless & Alloy Products, Inc.*, 1	2,600	68,536
Zep, Inc.	6,000	84,120
		6,438,866
COMMUNICATIONS – 3.9%
1-800-Flowers.com, Inc. - Class A*, 1	7,413	53,299
AH Belo Corp. - Class A	4,235	45,187
Alaska Communications Systems Group, Inc.*, 1	22,400	35,168
AOL, Inc.*, 1	2,400	107,880
ARRIS Group, Inc.*	24,900	706,040
Atlantic Tele-Network, Inc.1	3,329	179,433
Aviat Networks, Inc.*, 1	19,400	34,920
Beasley Broadcasting Group, Inc. - Class A	800	4,288
Black Box Corp.1	4,900	114,268
Blucora, Inc.*, 1	5,700	86,868
Calix, Inc.*, 1	16,100	154,077
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
ClearOne, Inc.*, 1	3,000	25,290
Communications Systems, Inc.1	1,900	21,204
Comtech Telecommunications Corp.	3,826	142,136
Courier Corp.1	3,600	44,352
Entercom Communications Corp. - Class A*, 1	11,100	89,133
ePlus, Inc.*, 1	2,500	140,125
EW Scripps Co. - Class A*, 1	11,300	184,303
FTD Cos., Inc.*, 1	3,946	134,598
Global Sources Ltd.*, 1	13,567	91,035
Gray Television, Inc. - Class A*	4,881	30,848
Harmonic, Inc.*, 1	27,200	172,448
Harte-Hanks, Inc.	5,368	34,194
Hawaiian Telcom Holdco, Inc.*, 1	2,300	59,087
ID Systems, Inc.*	3,900	28,821
InterDigital, Inc.1	900	35,838
Internap Network Services Corp.*, 1	15,800	109,020
Intralinks Holdings, Inc.*, 1	11,800	95,580
Iridium Communications, Inc.*, 1	25,400	224,790
Journal Communications, Inc. - Class A*, 1	15,700	132,351
KVH Industries, Inc.*, 1	6,100	69,052
Limelight Networks, Inc.*, 1	38,959	90,969
Local Corp.*, 1	5,000	10,000
MeetMe, Inc.*, 1	15,000	29,550
Meredith Corp.	2,000	85,600
ModusLink Global Solutions, Inc.*, 1	14,200	50,694
NeoPhotonics Corp.*	5,580	18,693
NETGEAR, Inc.*, 1	8,900	278,125
Novatel Wireless, Inc.*, 1	8,700	31,929
Oclaro, Inc.*, 1	36,950	52,839
Oplink Communications, Inc.1	6,440	108,321
PC-Tel, Inc.	4,454	33,806
Perficient, Inc.*, 1	5,500	82,445
Plantronics, Inc.	2,400	114,672
Polycom, Inc.*	41,800	513,513
Preformed Line Products Co.1	2,000	105,520
Premiere Global Services, Inc.*	12,811	153,348
Radio One, Inc. - Class D*, 1	12,878	40,952
RealNetworks, Inc.*, 1	9,500	66,025
RELM Wireless Corp.*	3,100	15,996
Rightside Group Ltd.*, 1	4,430	43,193
RLJ Entertainment, Inc.*	6,000	23,220
Salem Communications Corp. - Class A	4,821	36,688
Scholastic Corp.1	8,500	274,720
ShoreTel, Inc.*, 1	15,000	99,750
Spok Holdings, Inc.1	5,400	70,254
Support.com, Inc.*, 1	20,000	43,200

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
TeleCommunication Systems, Inc. - Class A*, 1	22,103	$61,667
Telenav, Inc.*, 1	9,111	61,044
TheStreet, Inc.1	6,402	14,340
United Online, Inc.	2,818	30,857
Vonage Holdings Corp.*	26,300	86,264
West Corp.	1,650	48,609
Wireless Telecom Group, Inc.*	8,178	19,627
		6,182,063
CONSUMER, CYCLICAL – 13.3%
Abercrombie & Fitch Co. - Class A1	18,500	672,290
Allegiant Travel Co.	1,200	148,392
America's Car-Mart, Inc.*, 1	2,100	83,139
American Eagle Outfitters, Inc.	13,800	200,376
American Woodmark Corp.*	4,100	151,126
Ark Restaurants Corp.1	900	20,214
Barnes & Noble, Inc.*, 1	7,400	146,076
Bassett Furniture Industries, Inc.	2,850	38,931
Biglari Holdings, Inc.*, 1	267	90,716
BJ's Restaurants, Inc.*, 1	8,300	298,717
Black Diamond, Inc.*, 1	2,150	16,254
Brown Shoe Co., Inc.	6,700	181,771
Build-A-Bear Workshop, Inc.*, 1	8,671	113,417
Burlington Stores, Inc.*	5,100	203,286
Callaway Golf Co.1	17,000	123,080
Carrols Restaurant Group, Inc.*, 1	8,276	58,842
Cash America International, Inc.1	8,100	354,780
Cato Corp. - Class A1	5,500	189,530
Century Casinos, Inc.*, 1	3,700	18,981
Children's Place, Inc.	4,100	195,406
Christopher & Banks Corp.*	3,100	30,659
Churchill Downs, Inc.	1,160	113,100
Citi Trends, Inc.*	4,100	90,610
Columbia Sportswear Co.	15,800	565,324
Compx International, Inc.	1,794	18,478
Cooper Tire & Rubber Co.1	18,400	528,080
Cooper-Standard Holding, Inc.*, 1	300	18,720
Core-Mark Holding Co., Inc.1	6,436	341,365
Crocs, Inc.*	13,362	168,094
Crown Crafts, Inc.1	2,560	19,072
Daktronics, Inc.	1,400	17,206
Dover Motorsports, Inc.	8,000	18,480
Emerson Radio Corp.*, 1	19,000	37,620
Escalade, Inc.1	4,700	56,682
Ethan Allen Interiors, Inc.1	6,200	141,360
Ezcorp, Inc. - Class A*, 1	15,500	153,605
Federal-Mogul Holdings Corp.*, 1	24,484	364,077
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Finish Line, Inc. - Class A	8,000	200,240
Flexsteel Industries, Inc.1	3,272	110,365
Fred's, Inc. - Class A1	8,900	124,600
Frisch's Restaurants, Inc.1	1,600	45,280
G&K Services, Inc. - Class A1	4,500	249,210
G-III Apparel Group Ltd.*, 1	400	33,144
Gaiam, Inc. - Class A*, 1	4,600	33,764
Gaming Partners International Corp.*, 1	2,500	21,100
Genesco, Inc.*, 1	4,600	343,850
Group 1 Automotive, Inc.1	6,800	494,428
Guess?, Inc.1	23,500	516,295
Haverty Furniture Cos., Inc.1	2,800	61,012
Hawaiian Holdings, Inc.*, 1	26,800	360,460
Hooker Furniture Corp.	3,600	54,756
Houston Wire & Cable Co.	6,400	76,672
Iconix Brand Group, Inc.*, 1	12,600	465,444
International Speedway Corp. - Class A1	2,600	82,264
Isle of Capri Casinos, Inc.*	8,060	60,450
JAKKS Pacific, Inc.*, 1	5,000	35,500
JetBlue Airways Corp.*, 1	84,700	899,514
Johnson Outdoors, Inc. - Class A1	2,600	67,340
Kimball International, Inc. - Class B	9,734	146,497
Kirkland's, Inc.*, 1	3,500	56,385
Lakes Entertainment, Inc.*	2,350	19,576
Life Time Fitness, Inc.*, 1	9,400	474,136
Lifetime Brands, Inc.1	5,147	78,801
Luby's, Inc.*	5,100	27,132
M/I Homes, Inc.*, 1	6,000	118,920
Marcus Corp.	7,100	112,180
MarineMax, Inc.*, 1	7,500	126,375
Marriott Vacations Worldwide Corp.*, 1	9,100	577,031
MDC Holdings, Inc.1	13,300	336,756
Men's Wearhouse, Inc.	9,300	439,146
Meritage Homes Corp.*, 1	9,000	319,500
Miller Industries, Inc.1	3,125	52,812
Modine Manufacturing Co.*	7,704	91,446
Monarch Casino & Resort, Inc.*	1,800	21,438
NACCO Industries, Inc. - Class A	1,380	68,627
Nautilus, Inc.*	3,900	46,683
Office Depot, Inc.*, 1	107,000	549,980
Owens & Minor, Inc.1	17,400	569,676
Pantry, Inc.*, 1	8,228	166,452
PC Connection, Inc.1	8,200	176,054
PCM, Inc.*, 1	3,600	35,172
Penn National Gaming, Inc.*, 1	15,187	170,246
Pep Boys-Manny Moe & Jack*	9,800	87,318
Perfumania Holdings, Inc.*, 1	3,800	24,130

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Perry Ellis International, Inc.*, 1	6,600	$134,310
RCI Hospitality Holdings, Inc.*, 1	4,100	45,182
Reading International, Inc. - Class A*, 1	10,000	84,000
Regis Corp.1	16,600	264,936
Remy International, Inc.1	6,300	129,339
Republic Airways Holdings, Inc.*, 1	25,400	282,194
Rocky Brands, Inc.1	2,800	39,452
Ruby Tuesday, Inc.*	15,000	88,350
Rush Enterprises, Inc. - Class A*, 1	7,437	248,768
Rush Enterprises, Inc. - Class B*, 1	2,580	77,168
Ryland Group, Inc.1	11,400	378,936
ScanSource, Inc.*	7,300	252,507
Shoe Carnival, Inc.1	3,900	69,459
Skechers U.S.A., Inc. - Class A*	10,100	538,431
Skullcandy, Inc.*	6,500	50,635
SkyWest, Inc.1	14,500	112,810
Sonic Automotive, Inc. - Class A1	12,300	301,473
Spartan Motors, Inc.	9,800	45,766
Speedway Motorsports, Inc.1	9,419	160,688
Stage Stores, Inc.1	7,500	128,325
Standard Motor Products, Inc.	700	24,101
Strattec Security Corp.1	900	73,215
Superior Industries International, Inc.1	7,900	138,487
Superior Uniform Group, Inc.	1,427	30,895
Supreme Industries, Inc. - Class A1	5,465	42,682
Systemax, Inc.*	7,329	91,393
Tandy Leather Factory, Inc.	2,176	20,563
Texas Roadhouse, Inc.	1,300	36,192
Titan International, Inc.1	15,100	178,482
Town Sports International Holdings, Inc.	7,200	48,240
Trans World Entertainment Corp.	14,000	51,240
Unifi, Inc.*, 1	5,697	147,552
UniFirst Corp.1	3,700	357,383
United Stationers, Inc.1	7,400	278,018
Universal Electronics, Inc.*	4,600	227,102
Vera Bradley, Inc.*	2,800	57,904
Vitamin Shoppe, Inc.*, 1	2,200	97,658
VOXX International Corp.*, 1	6,124	56,953
WCI Communities, Inc.*, 1	2,490	45,916
Wendy's Co.	37,900	313,054
Wesco Aircraft Holdings, Inc.*	11,800	205,320
West Marine, Inc.*, 1	3,900	35,100
Weyco Group, Inc.1	2,437	61,193
William Lyon Homes - Class A*	2,200	48,620
Zumiez, Inc.*, 1	6,400	179,840
		21,495,845
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL – 14.3%
Aaron's, Inc.	10,200	248,064
ABM Industries, Inc.	14,000	359,660
ACCO Brands Corp.*, 1	34,000	234,600
Acme United Corp.	2,100	34,965
Addus HomeCare Corp.*	1,500	29,400
Affymetrix, Inc.*, 1	17,000	135,660
Albany Molecular Research, Inc.*, 1	10,600	233,942
Alere, Inc.*, 1	12,500	484,750
Alico, Inc.1	1,300	49,530
Alliance One International, Inc.*, 1	13,000	25,610
Almost Family, Inc.*, 1	3,200	86,944
Alphatec Holdings, Inc.*, 1	36,090	61,353
Amedisys, Inc.*, 1	9,502	191,655
Amsurg Corp.*	8,400	420,420
Andersons, Inc.1	4,800	301,824
AngioDynamics, Inc.*, 1	11,400	156,408
Apollo Education Group, Inc.*	7,900	198,685
BioScrip, Inc.*, 1	19,500	134,745
Booz Allen Hamilton Holding Corp.	8,500	198,900
Boulder Brands, Inc.*, 1	10,500	143,115
Bridgepoint Education, Inc.*, 1	8,046	89,793
Brink's Co.	10,200	245,208
Cal-Maine Foods, Inc.	5,700	509,181
Career Education Corp.*, 1	15,510	78,791
CBIZ, Inc.*, 1	15,200	119,624
CDI Corp.	7,700	111,804
Central Garden and Pet Co.*	6,162	47,756
Central Garden and Pet Co. - Class A*, 1	11,800	94,872
Chemed Corp.1	1,000	102,900
Chiquita Brands International, Inc.*, 1	14,100	200,220
Columbia Laboratories, Inc.*	7,500	44,175
CONMED Corp.	6,700	246,828
Convergys Corp.1	27,400	488,268
CRA International, Inc.*, 1	5,000	127,150
Cross Country Healthcare, Inc.*, 1	10,700	99,403
CryoLife, Inc.1	8,000	78,960
CSS Industries, Inc.1	2,300	55,775
Cumberland Pharmaceuticals, Inc.*	5,000	24,700
Cutera, Inc.*, 1	7,000	70,700
Dean Foods Co.1	18,900	250,425
DeVry Education Group, Inc.1	18,600	796,266
Digirad Corp.1	15,200	59,736
Edgewater Technology, Inc.*	5,000	34,350
Electro Rent Corp.	6,300	86,751
Ennis, Inc.1	10,200	134,334
Ensign Group, Inc.	500	17,400
Essex Rental Corp.*, 1	8,500	17,850

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Exactech, Inc.*, 1	3,100	$70,959
Five Star Quality Care, Inc.*	10,200	38,454
Fresh Del Monte Produce, Inc.1	16,300	519,970
FTI Consulting, Inc.*, 1	11,700	409,032
Global Cash Access Holdings, Inc.*, 1	18,700	126,225
Great Lakes Dredge & Dock Corp.*, 1	11,400	70,452
Greatbatch, Inc.*	5,600	238,616
Green Dot Corp. - Class A*	5,400	114,156
H&E Equipment Services, Inc.	1,300	52,364
Hackett Group, Inc.1	10,600	63,176
Hanger, Inc.*, 1	6,600	135,432
Harvard Apparatus Regenerative Technology, Inc.*	1,350	10,935
Harvard Bioscience, Inc.*, 1	5,400	22,086
Health Net, Inc.*	19,361	892,736
Healthways, Inc.*, 1	9,800	156,996
Heartland Payment Systems, Inc.	700	33,404
Heidrick & Struggles International, Inc.1	7,200	147,888
Helen of Troy Ltd.*	6,400	336,128
Heska Corp.*	2,000	26,380
Hill International, Inc.*	13,500	54,000
Hudson Global, Inc.*, 1	10,964	41,444
ICF International, Inc.*, 1	4,898	150,809
ICU Medical, Inc.*, 1	4,000	256,720
Impax Laboratories, Inc.*, 1	20,000	474,200
InfuSystems Holdings, Inc.*, 1	11,676	36,663
Ingles Markets, Inc. - Class A1	4,000	94,760
Invacare Corp.1	7,400	87,394
John B Sanfilippo & Son, Inc.1	8,368	270,788
K12, Inc.*, 1	6,000	95,760
Kelly Services, Inc. - Class A1	9,800	153,566
Kindred Healthcare, Inc.1	14,300	277,420
Korn/Ferry International*	12,500	311,250
LeMaitre Vascular, Inc.	6,639	45,676
LHC Group, Inc.*, 1	5,700	132,240
LifePoint Hospitals, Inc.*	11,600	802,604
Magellan Health, Inc.*, 1	7,500	410,475
Matthews International Corp. - Class A1	5,547	243,458
McGrath RentCorp1	3,435	117,477
Medical Action Industries, Inc.*	8,900	122,642
Merit Medical Systems, Inc.*, 1	11,500	136,620
MGP Ingredients, Inc.1	5,046	65,951
Molina Healthcare, Inc.*, 1	10,900	461,070
Monster Worldwide, Inc.*, 1	27,000	148,500
Multi-Color Corp.1	6,038	274,608
Myriad Genetics, Inc.*, 1	500	19,285
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
National American University Holdings, Inc.1	10,000	30,600
National Healthcare Corp.1	4,200	233,142
Nature's Sunshine Products, Inc.1	3,298	48,909
Natus Medical, Inc.*, 1	7,900	233,129
Navigant Consulting, Inc.*	12,700	176,657
Newtek Business Services, Inc.*, 1	13,713	37,711
Nutraceutical International Corp.*, 1	3,951	82,615
Omega Protein Corp.*, 1	7,900	98,750
PAREXEL International Corp.*	275	17,350
Perceptron, Inc.	2,700	26,433
Pernix Therapeutics Holdings, Inc.*	15,426	118,472
PharMerica Corp.*, 1	8,300	202,769
PHH Corp.*	19,700	440,492
Post Holdings, Inc.*, 1	7,200	238,896
PRGX Global, Inc.*	9,618	56,361
Primo Water Corp.*, 1	8,500	36,635
Quad/Graphics, Inc.	9,025	173,731
RadNet, Inc.*, 1	2,400	15,888
RCM Technologies, Inc.*	6,300	47,691
Resources Connection, Inc.	11,998	167,252
RPX Corp.*, 1	14,500	199,085
RTI Surgical, Inc.*, 1	19,800	94,644
S&W Seed Co.*, 1	5,000	21,200
SciClone Pharmaceuticals, Inc.*, 1	28,232	194,518
Select Medical Holdings Corp.	31,749	381,940
Seneca Foods Corp. - Class A*, 1	3,400	97,240
Skilled Healthcare Group, Inc. - Class A*	9,400	62,040
Snyder's-Lance, Inc.	19,500	516,750
Span-America Medical Systems, Inc.	142	2,716
SpartanNash Co.1	12,900	250,905
Spectrum Pharmaceuticals, Inc.*, 1	8,000	65,120
StarTek, Inc.*, 1	5,710	44,195
STERIS Corp.	300	16,188
Summer Infant, Inc.*, 1	8,726	30,541
Symmetry Medical, Inc.*, 1	15,200	153,368
Synergetics USA, Inc.*	14,282	48,702
Tree.com, Inc.*	600	21,534
TreeHouse Foods, Inc.*, 1	3,125	251,563
Triple-S Management Corp. - Class B*, 1	8,800	175,120
Universal American Corp.*, 1	24,400	196,176
Universal Corp.1	6,600	292,974
Universal Technical Institute, Inc.1	1,650	15,428
VCA, Inc.*	8,556	336,508
Viad Corp.1	6,800	140,420
Village Super Market, Inc. - Class A	1,504	34,261

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Weight Watchers International, Inc.	318	$8,726
Weis Markets, Inc.1	7,152	279,143
		23,128,707
DIVERSIFIED – 0.3%
Harbinger Group, Inc.*	36,500	478,880
Resource America, Inc. - Class A	1,443	13,434
		492,314
ENERGY – 7.2%
Adams Resources & Energy, Inc.1	1,595	70,643
Alon USA Energy, Inc.1	21,000	301,560
Alpha Natural Resources, Inc.*, 1	19,500	48,360
Apco Oil and Gas International, Inc.*, 1	1,700	21,913
Approach Resources, Inc.*, 1	12,200	176,900
Basic Energy Services, Inc.*, 1	10,766	233,514
Bill Barrett Corp.*, 1	11,100	244,644
BioFuel Energy Corp.*, 1	1,000	6,380
C&J Energy Services, Inc.*, 1	15,334	468,454
Callon Petroleum Co.*	13,500	118,935
Clayton Williams Energy, Inc.*, 1	1,000	96,450
Cloud Peak Energy, Inc.*, 1	13,570	171,253
Comstock Resources, Inc.1	11,900	221,578
Contango Oil & Gas Co.*	5,000	166,200
Dawson Geophysical Co.1	2,370	43,087
Delek U.S. Holdings, Inc.	22,250	736,920
Energy XXI Bermuda Ltd.1	10,360	117,586
Exterran Holdings, Inc.1	17,900	793,149
Forbes Energy Services Ltd.*, 1	11,400	45,942
FutureFuel Corp.1	6,600	78,474
Green Plains, Inc.1	20,900	781,451
Gulf Island Fabrication, Inc.	1,811	31,149
Gulfmark Offshore, Inc. - Class A1	11,000	344,850
Halcon Resources Corp.*, 1	53,300	211,068
Hallador Energy Co.1	11,094	131,353
Harvest Natural Resources, Inc.*, 1	12,148	44,583
Helix Energy Solutions Group, Inc.*, 1	25,200	555,912
Hercules Offshore, Inc.*, 1	34,000	74,800
Hornbeck Offshore Services, Inc.*, 1	10,200	333,846
ION Geophysical Corp.*, 1	12,000	33,480
Key Energy Services, Inc.*, 1	52,900	256,036
Matrix Service Co.*, 1	5,394	130,103
McDermott International, Inc.*, 1	28,100	160,732
Mitcham Industries, Inc.*	3,100	34,255
MRC Global, Inc.*, 1	3,800	88,616
Natural Gas Services Group, Inc.*, 1	3,441	82,825
Newpark Resources, Inc.*, 1	23,000	286,120
Northern Oil and Gas, Inc.*, 1	16,500	234,630
Parker Drilling Co.*	36,000	177,840
COMMON STOCKS (Continued)
ENERGY (Continued)
PBF Energy, Inc. - Class A1	1,700	40,800
Penn Virginia Corp.*, 1	25,100	319,021
Pioneer Energy Services Corp.*, 1	13,400	187,868
Renewable Energy Group, Inc.*, 1	12,100	122,815
Resolute Energy Corp.*, 1	24,700	154,869
REX American Resources Corp.*	2,818	205,376
Rex Energy Corp.*, 1	4,800	60,816
SEACOR Holdings, Inc.*, 1	5,800	433,840
Stone Energy Corp.*	14,900	467,264
Swift Energy Co.*, 1	6,100	58,560
Tesco Corp.1	5,000	99,250
TETRA Technologies, Inc.*, 1	21,800	235,876
Triangle Petroleum Corp.*, 1	28,600	314,886
U.S. Energy Corp. Wyoming*	7,000	22,330
VAALCO Energy, Inc.*	20,000	170,000
Vantage Drilling Co.*, 1	96,000	121,920
W&T Offshore, Inc.	22,600	248,600
Warren Resources, Inc.*, 1	32,000	169,600
		11,589,282
FINANCIAL – 28.8%
1st Century Bancshares, Inc.*, 1	2,000	14,000
1st Constitution Bancorp*, 1	600	6,150
1st Source Corp.	6,300	179,424
1st United Bancorp, Inc./Boca Raton	1,900	16,188
Access National Corp.1	771	12,513
ACNB Corp.1	1,200	23,076
American Equity Investment Life Holding Co.1	21,100	482,768
American Independence Corp.*, 1	1,276	13,424
American National Bankshares, Inc.1	3,266	74,302
American National Insurance Co.1	3,100	348,440
American Realty Investors, Inc.*, 1	5,028	27,126
American River Bankshares*	1,300	11,895
Ameris Bancorp1	2,000	43,900
AMERISAFE, Inc.1	3,688	144,238
AmeriServ Financial, Inc.	12,400	40,796
Ames National Corp.1	500	11,175
AmTrust Financial Services, Inc.1	2,176	86,648
Argo Group International Holdings Ltd.1	8,426	423,912
Arrow Financial Corp.1	1,456	36,503
Aspen Insurance Holdings Ltd.1	10,000	427,700
Associated Banc-Corp	9,400	163,748
Asta Funding, Inc.*, 1	5,000	41,050
Astoria Financial Corp.1	25,400	314,706
Atlantic American Corp.1	2,600	10,348
Atlantic Coast Financial Corp.*, 1	5,500	22,440
Baldwin & Lyons, Inc. - Class B1	3,500	86,450

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Banc of California, Inc.1	6,200	$72,106
BancFirst Corp.1	1,192	74,572
Bancorp of New Jersey, Inc.1	1,100	12,463
Bancorp, Inc.*, 1	6,500	55,835
BancorpSouth, Inc.1	17,600	354,464
Bank Mutual Corp.1	11,401	73,080
Bank of Commerce Holdings	4,000	24,560
Bank of Kentucky Financial Corp.	680	31,436
Bank of Marin Bancorp1	655	30,058
Banner Corp.1	5,310	204,276
Bar Harbor Bankshares1	1,821	52,682
Baylake Corp.1	4,409	53,217
BBCN Bancorp, Inc.1	16,900	246,571
BBX Capital Corp. - Class A*, 1	2,300	40,089
BCB Bancorp, Inc.1	1,600	21,280
Berkshire Hills Bancorp, Inc.	5,216	122,524
BNC Bancorp1	2,700	42,282
Boston Private Financial Holdings, Inc.1	22,700	281,253
Bridge Bancorp, Inc.1	1,000	23,650
Bridge Capital Holdings*, 1	1,535	34,906
Brookline Bancorp, Inc.1	22,300	190,665
Bryn Mawr Bank Corp.1	1,077	30,511
C&F Financial Corp.1	500	16,635
Calamos Asset Management, Inc. - Class A1	6,000	67,620
California First National Bancorp1	1,600	23,744
Camden National Corp.1	681	23,835
Cape Bancorp, Inc.1	2,500	23,575
Capital Bank Financial Corp. - Class A*, 1	6,722	160,521
Capital City Bank Group, Inc.1	3,545	47,999
Capitol Federal Financial, Inc.	41,000	484,620
Cardinal Financial Corp.1	8,000	136,560
Cascade Bancorp*	6,786	34,269
Cathay General Bancorp1	15,600	387,348
Centerstate Banks, Inc.1	3,800	39,330
Central Pacific Financial Corp.	10,400	186,472
Central Valley Community Bancorp1	1,060	12,169
Century Bancorp, Inc. - Class A1	815	28,215
Chemical Financial Corp.1	5,800	155,962
Chemung Financial Corp.1	134	3,764
Cheviot Financial Corp.1	3,900	49,686
CIFC Corp.1	900	8,145
Citizens & Northern Corp.1	1,200	22,800
Citizens, Inc.*, 1	17,400	112,404
City Holding Co.1	3,499	147,413
CNB Financial Corp.1	930	14,601
CoBiz Financial, Inc.1	13,500	150,930
Codorus Valley Bancorp, Inc.1	535	10,941
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Colony Bankcorp, Inc.*	3,800	24,985
Columbia Banking System, Inc.1	10,000	248,100
Community Bank Shares of Indiana, Inc.1	571	15,003
Community Bank System, Inc.1	4,700	157,873
Community Bankers Trust Corp.*	3,286	14,360
Community Financial Corp.	100	2,176
Community Trust Bancorp, Inc.1	1,980	66,587
Community West Bancshares	904	5,469
ConnectOne Bancorp, Inc.	3,000	57,150
Consumer Portfolio Services, Inc.*, 1	11,200	71,792
Cowen Group, Inc. - Class A*, 1	33,000	123,750
Crawford & Co. - Class A1	2,800	21,616
CU Bancorp*, 1	2,752	51,738
Customers Bancorp, Inc.*, 1	4,840	86,926
CVB Financial Corp.1	12,600	180,810
Dime Community Bancshares, Inc.	9,500	136,800
Donegal Group, Inc. - Class A1	6,231	95,708
Eagle Bancorp, Inc.*	2,337	74,363
Eastern Virginia Bankshares, Inc.*	6,900	42,918
EMC Insurance Group, Inc.	4,633	133,801
Employers Holdings, Inc.1	9,600	184,800
Encore Capital Group, Inc.*, 1	5,700	252,567
Endurance Specialty Holdings Ltd.	14,700	811,146
Enstar Group Ltd.*	1,800	245,376
Enterprise Bancorp, Inc.1	1,000	18,840
Enterprise Financial Services Corp.1	3,100	51,832
ESB Financial Corp.1	1,985	23,185
ESSA Bancorp, Inc.1	7,928	89,586
Evans Bancorp, Inc.1	300	6,915
EverBank Financial Corp.1	21,480	379,337
Farmers Capital Bank Corp.*	2,800	63,084
Farmers National Banc Corp.1	5,600	44,744
FBL Financial Group, Inc. - Class A1	6,200	277,140
FBR & Co.*	3,200	88,064
Federal Agricultural Mortgage Corp. - Class C1	2,648	85,107
Federated National Holding Co.1	5,900	165,731
Fidelity Southern Corp.1	4,207	57,636
Financial Institutions, Inc.1	2,430	54,626
First Acceptance Corp.*, 1	7,179	17,876
First Bancorp, Inc.1	870	14,503
First BanCorp/Puerto Rico*, 1	22,200	105,450
First Bancorp/Troy NC1	2,400	38,448
First Bancshares, Inc.	1,086	15,758
First Bank/Hamilton NJ*, 1	1,300	8,034
First Busey Corp.1	25,649	142,865
First Business Financial Services, Inc.1	606	26,603

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Capital Bancorp, Inc.*	2,400	$10,848
First Citizens Banc Corp.	2,440	24,351
First Citizens BancShares, Inc. - Class A1	1,300	281,619
First Clover Leaf Financial Corp.1	2,500	22,725
First Commonwealth Financial Corp.1	18,320	153,705
First Community Bancshares, Inc.	8,500	121,465
First Community Corp.	700	7,448
First Defiance Financial Corp.1	1,700	45,917
First Financial Bancorp	16,300	258,029
First Financial Corp.1	2,511	77,715
First Financial Northwest, Inc.	5,000	51,050
First Horizon National Corp.	13,000	159,640
First Interstate BancSystem, Inc.	6,500	172,705
First Merchants Corp.	10,105	204,222
First Midwest Bancorp, Inc.1	20,500	329,845
First NBC Bank Holding Co.*, 1	2,600	85,150
First of Long Island Corp.1	900	31,005
First South Bancorp, Inc./Washington NC	500	4,030
First United Corp.*	3,002	23,926
FirstMerit Corp.	3,700	65,120
Flagstar Bancorp, Inc.*, 1	13,900	233,937
Flushing Financial Corp.1	7,100	129,717
FNB Corp.	35,700	428,043
Forestar Group, Inc.*, 1	10,000	177,200
Fortegra Financial Corp.*	7,800	77,142
Franklin Financial Corp.*	600	11,166
FS Bancorp, Inc.	100	1,692
Fulton Financial Corp.	52,200	578,376
Gain Capital Holdings, Inc.	10,000	63,700
German American Bancorp, Inc.1	710	18,325
GFI Group, Inc.	21,100	114,151
Glacier Bancorp, Inc.1	16,500	426,690
Great Southern Bancorp, Inc.1	1,895	57,494
Greenlight Capital Re Ltd. - Class A*, 1	8,800	285,208
Guaranty Bancorp1	3,000	40,530
Guaranty Federal Bancshares, Inc.1	965	11,816
Hallmark Financial Services, Inc.*, 1	6,399	65,974
Hancock Holding Co.	1,400	44,870
Hanmi Financial Corp.1	7,400	149,184
Hanover Insurance Group, Inc.	10,400	638,768
Hawthorn Bancshares, Inc.1	416	5,720
Heartland Financial USA, Inc.1	1,700	40,596
Heritage Commerce Corp.1	4,639	38,086
Heritage Financial Corp.1	7,370	116,741
Heritage Financial Group, Inc.1	1,700	34,323
Heritage Oaks Bancorp1	2,870	20,090
HF Financial Corp.	650	8,736
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Hilltop Holdings, Inc.*, 1	14,600	292,730
Hingham Institution for Savings	371	30,255
HMN Financial, Inc.*	1,720	22,704
Home Bancorp, Inc.*	2,020	45,874
HomeStreet, Inc.1	4,300	73,487
HopFed Bancorp, Inc.	2,574	29,447
Horace Mann Educators Corp.1	11,500	327,865
Horizon Bancorp1	1,900	43,776
Hudson Valley Holding Corp.1	1,288	23,377
Iberiabank Corp.	3,871	241,976
IF Bancorp, Inc.1	200	3,385
Imperial Holdings, Inc.*, 1	11,322	73,027
Independence Holding Co.1	4,150	55,154
Independent Bank Corp.	4,389	52,317
Independent Bank Corp./Rockland MA1	2,700	96,444
Infinity Property & Casualty Corp.	3,260	208,673
Interactive Brokers Group, Inc. - Class A	27,600	688,620
International Bancshares Corp.1	13,500	332,977
Intervest Bancshares Corp.	8,800	84,128
INTL. FCStone, Inc.*, 1	2,395	41,481
Investment Technology Group, Inc.*, 1	10,175	160,358
Investors Title Co.1	800	58,560
Janus Capital Group, Inc.1	53,600	779,344
JMP Group, Inc.1	10,800	67,716
Kansas City Life Insurance Co.1	3,404	150,967
KCG Holdings, Inc. - Class A*	2,189	22,175
Kemper Corp.1	14,800	505,420
Lakeland Bancorp, Inc.1	11,235	109,654
Lakeland Financial Corp.1	1,400	52,500
Landmark Bancorp, Inc./Manhattan KS1	400	9,264
LaPorte Bancorp, Inc.1	2,015	22,588
LCNB Corp.1	800	12,016
LNB Bancorp, Inc.	2,200	31,438
Louisiana Bancorp, Inc./Metaire LA	370	7,520
Macatawa Bank Corp.1	4,200	20,160
Maiden Holdings Ltd.1	26,900	298,052
MainSource Financial Group, Inc.1	3,403	58,702
Manning & Napier, Inc.1	3,800	63,802
Marlin Business Services Corp.1	3,500	64,120
MB Financial, Inc.	12,543	347,190
MBIA, Inc.*	61,900	568,242
MBT Financial Corp.*	7,000	33,670
Meadowbrook Insurance Group, Inc.1	21,500	125,775
Mercantile Bank Corp.	1,630	31,052
Merchants Bancshares, Inc.1	2,290	64,555
Mercury General Corp.	16,100	785,841
Meta Financial Group, Inc.	1,600	56,416

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Metro Bancorp, Inc.*, 1	3,450	$83,663
MicroFinancial, Inc.	9,300	74,958
Middleburg Financial Corp.1	1,700	30,158
MidSouth Bancorp, Inc.1	2,600	48,620
MidWestOne Financial Group, Inc.1	2,100	48,321
Monarch Financial Holdings, Inc.	2,283	28,674
Montpelier Re Holdings Ltd.1	23,500	730,615
MutualFirst Financial, Inc.	1,726	38,835
NASB Financial, Inc.1	520	12,324
National Bankshares, Inc.1	800	22,208
National Interstate Corp.1	5,200	145,080
National Penn Bancshares, Inc.1	27,650	268,481
National Western Life Insurance Co. - Class A	1,400	345,814
Naugatuck Valley Financial Corp.*	300	2,346
Navigators Group, Inc.*	4,433	272,629
NBT Bancorp, Inc.1	10,600	238,712
Nelnet, Inc. - Class A	9,800	422,282
New Hampshire Thrift Bancshares, Inc.1	1,890	29,446
NewBridge Bancorp*, 1	7,100	53,889
North Valley Bancorp*, 1	1,300	28,054
Northeast Bancorp1	694	6,426
Northrim BanCorp, Inc.1	800	21,144
Northwest Bancshares, Inc.1	24,300	294,030
Norwood Financial Corp.	500	14,330
Oak Valley Bancorp	400	4,022
Ocean Shore Holding Co.	310	4,458
OceanFirst Financial Corp.1	2,400	38,184
Old Line Bancshares, Inc.1	1,300	20,124
Old National Bancorp1	25,400	329,438
Old Point Financial Corp.1	861	13,044
Old Second Bancorp, Inc.*	6,300	30,303
OneBeacon Insurance Group Ltd. - Class A1	8,100	124,821
Oneida Financial Corp.1	1,030	13,735
Oppenheimer Holdings, Inc. - Class A1	4,400	89,100
Oritani Financial Corp.1	11,352	159,950
Orrstown Financial Services, Inc.*	533	8,693
Pacific Continental Corp.1	2,900	37,265
Pacific Mercantile Bancorp*	1,800	12,546
Pacific Premier Bancorp, Inc.*, 1	1,930	27,117
Palmetto Bancshares, Inc.1	400	5,656
Park National Corp.1	2,100	158,382
Park Sterling Corp.1	9,110	60,399
Parke Bancorp, Inc.1	2,400	25,320
Peapack Gladstone Financial Corp.1	765	13,388
Penns Woods Bancorp, Inc.1	400	16,900
Peoples Bancorp of North Carolina, Inc.	300	5,064
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Peoples Bancorp, Inc.1	1,800	42,750
Phoenix Cos., Inc.*, 1	3,500	196,210
PICO Holdings, Inc.*	6,000	119,700
Pinnacle Financial Partners, Inc.1	9,600	346,560
Piper Jaffray Cos.*, 1	5,300	276,872
Platinum Underwriters Holdings Ltd.1	8,000	486,960
Preferred Bank/Los Angeles CA*, 1	3,300	74,316
Premier Financial Bancorp, Inc.	2,300	33,672
Primerica, Inc.1	11,600	559,352
PrivateBancorp, Inc.	15,547	465,011
ProAssurance Corp.	4,600	202,722
Provident Financial Holdings, Inc.	3,200	46,688
Provident Financial Services, Inc.	17,800	291,386
Pulaski Financial Corp.	1,490	17,135
QCR Holdings, Inc.1	3,240	57,251
Radian Group, Inc.	13,600	193,936
Renasant Corp.1	9,000	243,450
Republic Bancorp, Inc. - Class A1	4,500	106,605
Republic First Bancorp, Inc.*, 1	3,400	13,226
Riverview Bancorp, Inc.*, 1	3,648	14,556
RLI Corp.	11,500	497,835
S&T Bancorp, Inc.1	6,316	148,173
Safety Insurance Group, Inc.1	4,250	229,117
Sandy Spring Bancorp, Inc.1	4,031	92,270
Seacoast Banking Corp. of Florida*, 1	7,875	86,074
Security National Financial Corp. - Class A*, 1	5,565	27,658
Selective Insurance Group, Inc.	16,100	356,454
Severn Bancorp, Inc.*	4,200	18,984
Shore Bancshares, Inc.*	3,600	32,400
Sierra Bancorp1	3,600	60,336
Simmons First National Corp. - Class A1	2,252	86,747
Simplicity Bancorp, Inc.1	1,400	23,520
South State Corp.	3,755	209,980
Southern First Bancshares, Inc.*, 1	2,000	27,800
Southern National Bancorp of Virginia, Inc.1	1,800	20,862
Southside Bancshares, Inc.1	3,154	104,871
Southwest Bancorp, Inc.1	10,300	168,920
StanCorp Financial Group, Inc.1	6,000	379,080
State Auto Financial Corp.1	8,355	171,361
State Bank Financial Corp.1	7,600	123,424
Sterling Bancorp1	11,561	147,865
Stewart Information Services Corp.1	8,600	252,410
Stifel Financial Corp.*	5,750	269,617
Stock Yards Bancorp, Inc.1	1,300	39,130
Stratus Properties, Inc.*, 1	3,300	46,200
Suffolk Bancorp1	1,200	23,292

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Summit Financial Group, Inc.*	1,501	$15,348
Summit State Bank1	2,840	36,906
Susquehanna Bancshares, Inc.	19,100	191,000
SWS Group, Inc.*, 1	9,200	63,388
Symetra Financial Corp.1	36,100	842,213
Synovus Financial Corp.	8,828	208,694
TCF Financial Corp.1	8,400	130,452
Territorial Bancorp, Inc.1	1,100	22,319
Texas Capital Bancshares, Inc.*, 1	8,000	461,440
Third Point Reinsurance Ltd.*	28,800	419,040
Timberland Bancorp, Inc.	1,378	14,497
Tompkins Financial Corp.1	3,029	133,518
Towne Bank/Portsmouth VA1	9,275	125,955
Transcontinental Realty Investors, Inc.*, 1	1,100	11,000
Trico Bancshares1	1,900	42,978
TrustCo Bank Corp. NY1	21,500	138,460
Trustmark Corp.1	18,850	434,210
Two River Bancorp	5,000	40,400
Umpqua Holdings Corp.1	44,954	740,392
Union Bankshares Corp.	8,529	197,020
United Bancshares, Inc.1	500	7,490
United Bankshares, Inc.1	8,459	261,637
United Community Bancorp1	995	11,890
United Community Banks, Inc.1	5,600	92,176
United Community Financial Corp.1	19,960	93,413
United Financial Bancorp, Inc.1	7,289	92,497
United Fire Group, Inc.1	10,300	286,031
United Insurance Holdings Corp.	11,506	172,590
United Security Bancshares, Inc.	500	4,215
United Security Bancshares/Fresno CA*	4,481	24,959
Unity Bancorp, Inc.1	3,002	28,909
Universal Insurance Holdings, Inc.	6,300	81,459
Univest Corp. of Pennsylvania1	1,800	33,750
Validus Holdings Ltd.	17,100	669,294
Valley National Bancorp1	46,000	445,740
ViewPoint Financial Group, Inc.	4,700	112,518
Walker & Dunlop, Inc.*, 1	9,800	130,242
Washington Federal, Inc.1	26,500	539,540
Washington Trust Bancorp, Inc.1	1,600	52,784
WashingtonFirst Bankshares, Inc.1	210	3,150
Waterstone Financial, Inc.1	3,324	38,392
Webster Financial Corp.1	15,200	442,928
WesBanco, Inc.1	7,261	222,114
West Bancorporation, Inc.1	4,020	56,803
Westfield Financial, Inc.	6,000	42,360
Wilshire Bancorp, Inc.1	21,100	194,753
Wintrust Financial Corp.	11,400	509,238
COMMON STOCKS (Continued)
FINANCIAL (Continued)
WSFS Financial Corp.	800	57,288
Xenith Bankshares, Inc.*, 1	5,700	36,623
Yadkin Financial Corp.*, 1	2,445	44,401
		46,539,820
INDUSTRIAL – 16.6%
AAR Corp.1	12,300	297,045
Advanced Energy Industries, Inc.*, 1	5,300	99,587
Aegion Corp.*, 1	11,989	266,755
Air Transport Services Group, Inc.*, 1	20,700	150,696
Alamo Group, Inc.	3,300	135,300
Albany International Corp. - Class A	2,500	85,100
Allied Motion Technologies, Inc.	2,606	37,005
AM Castle & Co.*, 1	6,700	57,218
Ameresco, Inc. - Class A*, 1	6,622	45,361
American Electric Technologies, Inc.*	1,650	12,260
American Railcar Industries, Inc.	700	51,744
Ampco-Pittsburgh Corp.1	3,700	74,000
ArcBest Corp.1	9,000	335,700
Argan, Inc.	2,000	66,760
Arotech Corp.*, 1	11,700	38,025
Astec Industries, Inc.1	5,197	189,535
Atlas Air Worldwide Holdings, Inc.*, 1	7,800	257,556
AVX Corp.	47,100	625,488
Ballantyne Strong, Inc.*	7,865	34,999
Barnes Group, Inc.1	9,900	300,465
Bel Fuse, Inc. - Class B1	2,480	61,355
Benchmark Electronics, Inc.*	21,800	484,178
Blount International, Inc.*	4,200	63,546
Boise Cascade Co.*, 1	10,500	316,470
Breeze-Eastern Corp.*, 1	697	7,200
Briggs & Stratton Corp.1	15,500	279,310
Bristow Group, Inc.1	8,900	598,080
Broadwind Energy, Inc.*	5,701	42,700
CAI International, Inc.*, 1	7,800	150,930
Celadon Group, Inc.	10,800	210,060
Checkpoint Systems, Inc.*, 1	12,152	148,619
Coherent, Inc.*	4,499	276,104
Columbus McKinnon Corp.	5,700	125,343
Comfort Systems USA, Inc.	3,500	47,425
Con-way, Inc.1	10,700	508,250
Core Molding Technologies, Inc.*	3,500	49,630
Covanta Holding Corp.	17,200	364,984
Covenant Transportation Group, Inc. - Class A*, 1	17,442	324,247
CPI Aerostructures, Inc.*	2,800	27,580
CTS Corp.	5,600	88,984
Cubic Corp.1	6,100	285,480

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Curtiss-Wright Corp.	10,700	$705,344
CyberOptics Corp.*	2,022	22,687
Ducommun, Inc.*	3,800	104,158
Dycom Industries, Inc.*, 1	7,200	221,112
Dynamic Materials Corp.	4,235	80,677
Eastern Co.	2,600	41,548
Ecology and Environment, Inc. - Class A	400	3,916
Electro Scientific Industries, Inc.1	2,445	16,602
EMCOR Group, Inc.	2,800	111,888
Encore Wire Corp.	4,500	166,905
Era Group, Inc.*, 1	6,100	132,675
Erickson, Inc.*, 1	3,465	45,010
ESCO Technologies, Inc.1	8,000	278,240
Esterline Technologies Corp.*, 1	2,900	322,683
Fabrinet*	7,600	110,960
FreightCar America, Inc.	5,400	179,820
Frequency Electronics, Inc.*	4,000	42,680
Fuel Tech, Inc.*	3,100	13,175
GATX Corp.	10,700	624,559
Gencor Industries, Inc.*, 1	4,000	39,520
General Finance Corp.*, 1	8,500	75,395
Gibraltar Industries, Inc.*, 1	8,000	109,520
Global Power Equipment Group, Inc.1	4,900	73,010
Goldfield Corp.*, 1	8,800	16,808
GrafTech International Ltd.*, 1	17,700	81,066
Granite Construction, Inc.	10,000	318,100
Greenbrier Cos., Inc.1	10,000	733,800
Greif, Inc. - Class A	5,400	236,574
Griffon Corp.1	16,200	184,518
Handy & Harman Ltd.*, 1	1,800	47,268
Hardinge, Inc.	4,200	45,948
Haynes International, Inc.1	3,000	137,970
Heartland Express, Inc.	8,100	194,076
Heritage-Crystal Clean, Inc.*, 1	3,200	47,552
Hudson Technologies, Inc.*, 1	11,829	39,154
Hurco Cos., Inc.1	3,202	120,587
Insteel Industries, Inc.1	8,400	172,704
Integrated Electrical Services, Inc.*, 1	7,300	60,225
International Shipholding Corp.1	2,458	43,974
Iteris, Inc.*	10,667	18,667
Itron, Inc.*, 1	10,500	412,755
Kadant, Inc.1	3,200	124,960
Kaman Corp.	7,500	294,750
Kemet Corp.*, 1	10,720	44,166
Key Technology, Inc.*	2,200	28,820
Knight Transportation, Inc.	5,700	156,123
Knightsbridge Tankers Ltd.1	2,300	20,355
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Kratos Defense & Security Solutions, Inc.*, 1	13,600	89,216
Lawson Products, Inc.*, 1	3,546	79,040
Layne Christensen Co.*, 1	3,200	31,072
LB Foster Co. - Class A	2,506	115,126
LMI Aerospace, Inc.*, 1	2,880	36,864
Louisiana-Pacific Corp.*, 1	39,900	542,241
LS Starrett Co. - Class A	2,221	30,739
LSB Industries, Inc.*, 1	5,500	196,405
LSI Industries, Inc.1	5,900	35,813
Lydall, Inc.*, 1	6,088	164,437
Magnetek, Inc.*	1,000	31,290
Marten Transport Ltd.	17,300	308,113
Matson, Inc.	903	22,602
MFRI, Inc.*	3,788	35,910
Moog, Inc. - Class A*	4,200	287,280
Multi-Fineline Electronix, Inc.*	1,927	18,017
MYR Group, Inc.*, 1	6,100	146,888
National Presto Industries, Inc.1	1,775	107,760
NN, Inc.1	5,900	157,648
Northwest Pipe Co.*, 1	2,300	78,430
Nuverra Environmental Solutions, Inc.*, 1	2,500	36,875
Olympic Steel, Inc.1	3,400	69,938
Orbital Sciences Corp.*, 1	17,100	475,380
Orion Energy Systems, Inc.*, 1	4,504	24,096
Orion Marine Group, Inc.*, 1	8,000	79,840
PAM Transportation Services, Inc.*	3,337	120,966
Patriot Transportation Holding, Inc.*, 1	1,800	61,056
PHI, Inc.*, 1, 2	3,600	148,140
PHI, Inc.*, 1	100	4,209
Pike Corp.*	9,500	112,955
Plexus Corp.*	9,200	339,756
PMFG, Inc.*, 1	6,500	32,500
Powell Industries, Inc.1	1,038	42,413
Quanex Building Products Corp.1	10,900	197,181
Radiant Logistics, Inc.*	6,200	22,816
Rand Logistics, Inc.*, 1	7,200	41,040
Rexnord Corp.*	2,400	68,280
Roadrunner Transportation Systems, Inc.*, 1	8,373	190,821
Rofin-Sinar Technologies, Inc.*, 1	7,600	175,256
Rogers Corp.*	2,000	109,520
RTI International Metals, Inc.*, 1	9,300	229,338
Saia, Inc.*	5,300	262,668
Sanmina Corp.*	23,500	490,210
Ship Finance International Ltd.1	22,565	381,800
SIFCO Industries, Inc.1	1,100	33,110
SL Industries, Inc.*, 1	2,400	117,168

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Standex International Corp.	700	$51,898
Sterling Construction Co., Inc.*, 1	5,200	39,884
Stoneridge, Inc.*, 1	6,200	69,874
Swift Transportation Co.*	7,500	157,350
Synalloy Corp.1	2,103	36,592
Sypris Solutions, Inc.	7,285	23,968
TAL International Group, Inc.1	9,800	404,250
Tech Data Corp.*, 1	12,300	723,978
Tecumseh Products Co.*, 1	8,500	36,550
Teekay Tankers Ltd. - Class A1	19,900	74,227
Tetra Tech, Inc.1	16,400	409,672
Tidewater, Inc.1	14,000	546,420
Transcat, Inc.*	1,941	17,877
TRC Cos., Inc.*, 1	6,400	41,792
Tredegar Corp.1	6,492	119,518
TTM Technologies, Inc.*, 1	20,000	136,200
Tutor Perini Corp.*, 1	14,000	369,600
Twin Disc, Inc.1	1,900	51,224
UFP Technologies, Inc.*, 1	2,600	57,148
Ultralife Corp.*	4,300	13,932
Universal Forest Products, Inc.1	5,900	251,989
USA Truck, Inc.*, 1	5,361	93,978
UTi Worldwide, Inc.*, 1	6,000	63,780
Viasystems Group, Inc.*, 1	5,200	81,640
Vicor Corp.*, 1	1,799	16,911
Vishay Intertechnology, Inc.1	44,450	635,190
Vishay Precision Group, Inc.*, 1	4,000	59,760
VSE Corp.1	1,500	73,530
Watts Water Technologies, Inc. - Class A	4,600	267,950
Werner Enterprises, Inc.1	2,700	68,040
Willis Lease Finance Corp.*, 1	4,600	94,392
XPO Logistics, Inc.*, 1	15,312	576,803
ZAGG, Inc.*	13,300	74,214
		26,846,432
TECHNOLOGY – 8.1%
Agilysys, Inc.*, 1	6,500	76,245
Alpha & Omega Semiconductor Ltd.*, 1	8,700	81,780
Amkor Technology, Inc.*	59,600	501,236
Amtech Systems, Inc.*, 1	4,850	51,895
Astro-Med, Inc.1	2,600	34,294
Avid Technology, Inc.*	5,150	52,015
Axcelis Technologies, Inc.*	29,500	58,705
AXT, Inc.*	16,900	41,236
Brooks Automation, Inc.1	21,000	220,710
BSQUARE Corp.*	4,200	16,422
CACI International, Inc. - Class A*, 1	6,600	470,382
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Cascade Microtech, Inc.*	3,230	32,720
Ciber, Inc.*, 1	21,805	74,791
Cirrus Logic, Inc.*, 1	17,700	369,045
Cohu, Inc.1	7,944	95,090
Concurrent Computer Corp.	2,200	16,016
Datalink Corp.*	9,000	95,670
Digi International, Inc.*, 1	5,700	42,750
Digital River, Inc.*, 1	10,000	145,200
Diodes, Inc.*, 1	9,400	224,848
DSP Group, Inc.*, 1	9,800	86,926
Electronics For Imaging, Inc.*, 1	7,100	313,607
Emcore Corp.*, 1	6,400	36,416
Emulex Corp.*, 1	18,200	89,908
Engility Holdings, Inc.*, 1	4,806	149,803
Entegris, Inc.*, 1	25,100	288,650
Epiq Systems, Inc.1	10,300	180,868
Fairchild Semiconductor International, Inc.*	34,000	528,020
FormFactor, Inc.*, 1	17,500	125,475
GSI Technology, Inc.*, 1	2,790	15,094
Hutchinson Technology, Inc.*, 1	17,329	63,424
iGATE Corp.*	18,100	664,632
Imation Corp.*, 1	18,766	55,360
InnerWorkings, Inc.*, 1	18,000	145,620
Innodata, Inc.*	6,900	21,045
Insight Enterprises, Inc.*, 1	11,200	253,456
Integrated Silicon Solution, Inc.1	7,400	101,676
International Rectifier Corp.*	23,000	902,520
inTEST Corp.*	300	1,428
IXYS Corp.1	7,800	81,900
Key Tronic Corp.*, 1	2,600	27,482
KEYW Holding Corp.*, 1	7,504	83,069
Lexmark International, Inc. - Class A1	14,305	607,963
ManTech International Corp. - Class A	6,800	183,260
Mentor Graphics Corp.1	31,500	645,592
Mercury Systems, Inc.*, 1	8,000	88,080
MKS Instruments, Inc.	6,000	200,280
NCI, Inc. - Class A*	8,900	84,639
OmniVision Technologies, Inc.*	16,500	436,590
PAR Technology Corp.*	6,600	32,340
Pericom Semiconductor Corp.*, 1	7,500	73,050
Photronics, Inc.*, 1	18,500	148,925
Planar Systems, Inc.*	16,400	62,156
Qumu Corp.*	2,500	32,500
Radisys Corp.*, 1	14,300	38,181
Richardson Electronics Ltd./United States1	4,000	39,960
Rosetta Stone, Inc.*, 1	5,679	45,716

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2014

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Science Applications International Corp.	2,300	$101,729
Sigma Designs, Inc.*, 1	11,200	48,272
Spansion, Inc. - Class A*, 1	12,500	284,875
Super Micro Computer, Inc.*, 1	13,138	386,520
Sykes Enterprises, Inc.*	13,297	265,674
SYNNEX Corp.*, 1	12,400	801,412
TriQuint Semiconductor, Inc.*, 1	37,150	708,450
Ultra Clean Holdings, Inc.*, 1	6,300	56,385
VeriFone Systems, Inc.*, 1	19,700	677,286
Wayside Technology Group, Inc.	1,200	18,972
		12,986,236
TOTAL COMMON STOCKS
(Cost $135,738,921)		155,699,565

RIGHTS – 0.0%
ENERGY – 0.0%
BioFuel Energy Corp.*, 1	1,000	2,880

TOTAL RIGHTS
(Cost $2,553)		2,880

MONEY MARKET INVESTMENTS – 36.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.03%3,4	37,881,699	37,881,699
Federated Treasury Obligations Fund, 0.01%3	5,332,839	5,332,839
Fidelity Institutional Money Market Portfolio - Class I, 0.02%3,4	16,235,014	16,235,014

TOTAL MONEY MARKET INVESTMENTS
(Cost $59,449,552)		59,449,552

TOTAL INVESTMENTS – 133.3%
(Cost $195,191,026)		215,151,997

Liabilities less other assets – (33.3)%		(53,693,658)

TOTAL NET ASSETS – 100.0%		$161,458,339

*	Non-income producing security.

1	All or a portion of shares are on loan. Total loaned securities had a fair value of $51,217,520 at September 30, 2014.

2	Shares are non-voting.

3	Variable rate security; the rate shown represents the rate at September 30, 2014.

4	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $54,116,713 at September 30, 2014.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	13.0%
Insurance	10.0%
Retail	5.4%
Commercial Services	5.0%
Transportation	3.9%
Electronics	3.6%
Computers	3.5%
Semiconductors	3.5%
Oil & Gas	3.2%
Healthcare-Services	3.1%
Savings & Loans	3.0%
Oil & Gas Services	3.0%
Diversified Financial Services	2.6%
Telecommunications	2.3%
Food	2.3%
Aerospace/Defense	2.0%
Healthcare-Products	1.8%
Chemicals	1.6%
Mining	1.6%
Apparel	1.4%
Engineering & Construction	1.2%
Trucking & Leasing	1.2%
Airlines	1.1%
Pharmaceuticals	1.1%
Auto Parts & Equipment	1.1%
Building Materials	1.0%
Software	1.0%
Distribution/Wholesale	0.9%
Miscellaneous Manufacturing	0.9%
Internet	0.9%
Entertainment	0.8%
Home Builders	0.8%
Energy-Alternate Sources	0.7%
Metal Fabricate/Hardware	0.7%
Machinery-Diversified	0.7%
Home Furnishings	0.6%
Media	0.6%
Environmental Control	0.6%
Household Products/Wares	0.5%
Leisure Time	0.5%
Electrical Components & Equipment	0.5%
Iron/Steel	0.5%
Agriculture	0.5%
Textiles	0.4%
Forest Products & Paper	0.4%
Holding Companies-Diversified	0.3%
Coal	0.2%
Real Estate	0.2%
Packaging & Containers	0.2%
Storage/Warehousing	0.1%
Biotechnology	0.1%
Machinery-Construction & Mining	0.1%
Lodging	0.1%
Housewares	0.1%
Hand/Machine Tools	0.1%
Beverages	0.0%
Toys/Games/Hobbies	0.0%
Advertising	0.0%
Office Furnishings	0.0%
Total Common Stocks	96.5%
Rights	0.0%
Money Market Investments	36.8%
Total Investments	133.3%
Liabilities less other assets	(33.3)%
Total Net Assets	100.0%

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2014

ASSETS
Investments in securities, at value (cost $195,191,026)	$215,151,997	(1)
Receivables:
Securities sold	1,027,825
Fund shares issued	219,872
Dividends and interest	88,258
Securities lending income	7,525
Prepaid expenses and other assets	31,085
Total assets	216,526,562

LIABILITIES
Collateral due to broker for securities loaned	54,116,713
Payables:
Securities purchased	844,763
Fund shares redeemed	13
Due to Trustees	1,250
Due to Adviser	52,172
Accrued other expenses	53,312
Total liabilities	55,068,223

NET ASSETS	$161,458,339

COMPONENTS OF NET ASSETS
Paid-in-capital	$140,959,864
Accumulated undistributed net investment income	93,234
Accumulated net realized gain on investments	444,270
Net unrealized appreciation on investments	19,960,971
NET ASSETS	$161,458,339

Shares outstanding, no par value (unlimited shares authorized)	10,539,547

Net asset value, offering and redemption price per share	$15.32

(1)	Includes securities on loan of $51,217,520 (Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2014

INVESTMENT INCOME
Income
Dividends (net of withholding tax of $38)	$1,641,751
Securities lending income	97,367
Interest	365
Total investment income	1,739,483

Expenses
Investment advisory fees	702,785
Fund accounting and administration fees and expenses	76,823
Transfer agent fees	71,594
Registration fees	47,563
Professional fees	34,922
Custody fees	26,745
Shareholder reporting fees	25,462
Insurance fees	14,926
Miscellaneous expenses	2,969
Trustees' fees and expenses	96

Total expenses	1,003,885
Expenses waived by the Adviser	(160,543)
Net expenses	843,342
Net investment income	896,141

Net Realized and Unrealized Gain from Investments
Net realized gain on investments	390,174
Net change in unrealized appreciation on investments	4,166,222
Net realized and unrealized gain on investments	4,556,396

Net Increase in Net Assets from Operations	$5,452,537

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
INCREASE IN NET ASSETS FROM
Operations
Net investment income	$896,141	$725,000
Net realized gain on investments	390,174	3,909,430
Net change in unrealized appreciation on investments	4,166,222	14,387,482
Net increase resulting from operations	5,452,537	19,021,912

Distributions to Shareholders
From net investment income	(741,555)	(664,745)
From net realized gains	(3,657,634)	(516,826)
Net decrease resulting from distributions	(4,399,189)	(1,181,571)

Capital Transactions
Proceeds from shares issued	68,328,109	52,008,585
Reinvestment of distributions	4,398,162	1,181,571
Cost of shares repurchased	(16,075,838)	(6,078,233)
Net increase resulting from capital transactions	56,650,433	47,111,923

Total increase in net assets	57,703,781	64,952,264

Net Assets
Beginning of period	103,754,558	38,802,294
End of period	$161,458,339	$103,754,558

Accumulated undistributed net investment income (loss), respectively	$93,234	$(14,689)

Capital Share Activity
Shares issued	4,301,397	3,919,397
Shares reinvested	287,405	102,034
Shares redeemed	(1,017,595)	(476,469)
Net increase in capital shares	3,571,207	3,544,962

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period from December 27, 2011* to September 30, 2012
Net asset value, beginning of period	$14.89	$11.33	$10.00
Income from Investment Operations:
Net investment income	0.10	0.16	0.05
Net realized and unrealized gain on investments	0.89	3.70	1.32
Total from investment operations	0.99	3.86	1.37

Less Distributions:
From net investment income	(0.08)	(0.16)	(0.04)
From net realized gain	(0.48)	(0.14)	—
Total distributions	(0.56)	(0.30)	(0.04)

Net asset value, end of period	$15.32	$14.89	$11.33

Total return	6.70%	34.88%	13.75	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$161,458	$103,755	$38,802

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	0.72%	1.17%	2.80	%(2)
After fees reimbursed by the Adviser	0.60%	0.60%	0.60	%(2)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	0.52%	0.59%	(1.18	%)(2)
After fees reimbursed by the Adviser	0.64%	1.16%	1.02	%(2)

Portfolio turnover rate	16%	24%	33	%(1)

*	Commencement of operations.

(1)	Not Annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS
As of September 30, 2014

1. Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange including common stocks and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (“the Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2014:

	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stocks
Basic Materials	$6,438,866	$—	$—	$6,438,866
Communications	6,182,063	—	—	6,182,063
Consumer, Cyclical	21,495,845	—	—	21,495,845
Consumer, Non-Cyclical	23,125,991	2,716	—	23,128,707
Diversified	492,314	—	—	492,314
Energy	11,589,282	—	—	11,589,282
Financial	46,330,671	209,149	—	46,539,820
Industrial	26,842,223	4,209	—	26,846,432
Technology	12,986,236	—	—	12,986,236
Rights
Energy	2,880	—	—	2,880
Money Market Investments	59,449,552	—	—	59,449,552
Total Investments in Securities	$214,935,923	$216,074	$—	$215,151,997

*
The Fund held several securities classified as Level 2 securities at year end because these securities did not have any trading activity on September 30, 2014, and thus did not have a last reported sales price. As a result, these securities were valued at the mean between the most recent quoted bid and ask prices, in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Those Level 2 securities which were held at the beginning of the year were classified as Level 1 securities at that time, and represent the only transfers among levels. The Fund recognizes transfers between levels at the end of the reporting period. The amount of such transfers out of Level 1 and into Level 2 was $157,116. The remaining securities were purchased during the year and are classified as Level 2 as of September 30, 2014.

**	There were no Level 3 securities as of September 30, 2014.

(b)
Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(c)
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2014

The Income Tax Statement requires management of the Fund to analyze all open tax years (for the Fund, since the commencement of operations), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)
Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At September 30, 2014, the value of securities loaned by the Fund was $51,217,520. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

(f)
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to reimburse the Fund so that its total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) do not exceed 0.60% of the Fund’s average net assets per year, through January 31, 2015.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2014

Under the terms of the Expense Limitation Agreement, at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three fiscal years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. As of September 30, 2014, reimbursements that may potentially be made by the Fund to the Adviser total $841,508, which expire as follows:

September 30, 2015	$326,483
September 30, 2016	$354,482
September 30, 2017	$160,543

Certain officers and a Trustee of the Trust are also officers of the Adviser.

4. Federal Income Tax Information

At September 30, 2014, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$195,160,305
Gross Unrealized Appreciation	$26,609,099
Gross Unrealized Depreciation	(6,617,407)
Net Unrealized Appreciation	$19,991,692

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2014, permanent differences in book and tax accounting have been reclassified to paid-in-capital, accumulated undistributed net investment income and accumulated net realized gain as follows:

Increase (Decrease)
Paid-in-Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$(153)	$(46,663)	$46,816

As of September 30, 2014 the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	$98,961
Undistributed Long-term Gains	407,822
Tax Accumulated Earnings	506,783
Accumulated Capital and Other Losses	$—
Unrealized Appreciation on Investments	19,991,692
Total Accumulated Earnings	$20,498,475

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2014

The tax character of distributions paid during the fiscal years ended September 30, 2014 and September 30, 2013 were as follows:

	September 30, 2014	September 30, 2013
Distributions Paid From:
Ordinary Income	$3,018,547	$1,181,571
Long-term Capital Gains	$1,380,642	—
Total Distributions	$4,399,189	$1,181,571

5. Investment Transactions

For the year ended September 30, 2014, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$70,189,678	$22,455,617

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Recently Issued Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Vericimetry Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry Funds, comprising Vericimetry U.S. Small Cap Value Fund (the “Fund”), as of September 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vericimetry U.S. Small Cap Value Fund as of September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
November 25, 2014

Vericimetry Funds
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2014	Ending account value September 30, 2014	Expenses paid during the period ended September 30, 2014*
Actual Example	$1,000.00	$943.90	$2.92
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.99	3.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

Vericimetry Funds
OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Tax Information

For federal income tax purposes, the Fund designates long-term capital gain dividends of $1,380,642 for the year ended September 30, 2014.

For the year ended September 30, 2014, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2014, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Vericimetry Funds
TRUSTEES AND OFFICERS
September 30, 2014 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Glenn S. Freed, Ph.D.(2) 790 E. Colorado Blvd., 9th Floor Pasadena, CA 91101 Age: 52	Chairman, President, Treasurer, Secretary & Trustee	Treasurer and Secretary since July 2013; Other Positions since Trust inception	Co–Chief Executive Officer, Vericimetry Advisors LLC, 2011 – present; Vice President, Dimensional Fund Advisors LP, 2001 – 2010.	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Kenneth A. Merchant, Ph.D. 790 E. Colorado Blvd., 9th Floor Pasadena, CA 91101 Age: 67	Trustee	Since the Trust’s inception	Deloitte & Touche LLP Chair of Accountancy, 1997 – present; Professor, Leventhal School of Accounting, Marshall School of Business, University of Southern California, 1990 – present.	1	None
Brian K. Wing 790 E. Colorado Blvd., 9th Floor Pasadena, CA 91101 Age: 45	Trustee	Since August 2013	Chief Financial Officer, eRecycling Corps, Irving, Texas, 2013 – present; Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas, 2009 – 2013, Executive Vice President, Corporate Development, MGA Entertainment, Inc., Van Nuys, California, 2008 – 2009.	1	None

(1)
Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Mr. Freed is considered an Interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry Advisors LLC, investment adviser to the Fund.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

Vericimetry Funds
TRUSTEES AND OFFICERS (Continued)
September 30, 2014 (Unaudited)

Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Christopher Thomas 790 E. Colorado Blvd., 9th Floor Pasadena, CA 91101 Age: 57	Chief Compliance Officer	Since September, 2014.	Chief Compliance Officer (2014 – present); Chief Compliance Officer, First Pacific Advisors, LLC, (2005 – 2014), Vice President, Controller, Fund Assistant Treasurer, First Pacific Advisors, LLC, (1995 – 2005).	1

(1)
Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

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Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

There have been no amendments to the registrant’s Sarbanes Oxley Code of Ethics during the reporting period for this Form N-CSR. However in November 2013, the registrant’s Sarbanes Oxley Code of Ethics was amended to reflect a change in officers for the Trust. A copy of the amended code of ethics is attached hereto as Exhibit (a). There have also been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Kenneth Merchant is an audit committee financial expert serving on its audit committee and that Mr. Merchant is independent.

Item 4. Principal Accountant Fees and Services

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
Audit Fees	$13,500	$13,000
Audit-Related Fees	$0	$0
Tax Fees	$2,500	$2,500
All Other Fees	$0	$0

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2014, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	December 1, 2014